19. TRADE AND OTHER PAYABLES (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables
Trade payables		$ 3,609	$ 2,659
Other payables and accrued liabilities	[1]	27,050	35,260
Trade and other payables	[2]	$ 30,659	$ 37,919

[1]	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.
[2]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.